Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of other liabilities

Other liabilities as of December 31, 2018 and 2017 are as follows:

	Notes	December 31, 2018	December 31, 2017

Derivative instruments	27,28	$(129)	$137
Deferred income (1)		71,649	24,471
Other		587	—

Total		$72,107	$24,608

Current		$3,861	$9,415
Non–current		68,246	15,193

Total		$72,107	$24,608

(1)

As disclosed in note 13, the Group reclassified to other liabilities, the balances related to deferred profits with sale and leaseback transactions for $53,990, which are deferred for a period of ten years.